SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total Fixed Assets	$ 9,788,900	$ 9,124,800	$ 5,799,600
Less Accumulated Depreciation	(1,350,100)	(948,800)	(727,700)
Fixed Assets, Net	8,438,800	8,176,000	5,071,900
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Fixed Assets	9,562,500	8,908,000	5,654,100
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total Fixed Assets	71,800	73,500	83,600
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total Fixed Assets	147,600	136,300	54,900
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total Fixed Assets	$ 7,000	$ 7,000	$ 7,000